Financial Risk Management - Summary of Credit Quality Due Financial Institutions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions		₩ 16,164,813	₩ 16,427,908
Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	29,503,511	28,365,356
Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	27,612,549	26,548,145
Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	1,428,663	1,305,539
Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	61,177
Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	462,299	450,495
12-month expected credit losses | Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	29,503,511	28,365,356
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	27,612,549	26,548,145
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	1,428,663	1,305,539
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	61,177
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	462,299	450,495
Non-impaired | Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions	[1]	₩ 0	₩ 0

[1]	Before netting of allowance